Horizon Managed Risk ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%		Shares	Value
Aerospace & Defense - 2.8%
Axon Enterprise, Inc. (a)		774	$578,402
General Dynamics Corp.		3,591	1,165,531
General Electric Co.		4,788	1,317,658
Howmet Aerospace, Inc.		4,788	833,591
L3Harris Technologies, Inc.		2,394	664,622
Lockheed Martin Corp.		2,394	1,090,778
Northrop Grumman Corp.		1,197	706,278
RTX Corp.		10,773	1,708,598
TransDigm Group, Inc.		464	649,080
			8,714,538

Air Freight & Logistics - 0.2%
FedEx Corp.		2,394	553,182

Automobiles - 1.1%
Tesla, Inc. (a)		10,773	3,596,781

Banks - 3.5%
Bank of America Corp.		44,289	2,247,224
Citigroup, Inc.		11,970	1,155,943
JPMorgan Chase & Co.		16,758	5,051,196
PNC Financial Services Group, Inc.		3,591	744,917
US Bancorp		10,773	526,046
Wells Fargo & Co.		15,561	1,278,803
			11,004,129

Beverages - 1.3%
Coca-Cola Co.		32,319	2,229,688
Monster Beverage Corp. (a)		13,167	821,753
PepsiCo, Inc.		7,182	1,067,604
			4,119,045

Biotechnology - 1.4%
AbbVie, Inc.		7,182	1,511,093
Amgen, Inc.		2,394	688,777
Gilead Sciences, Inc.		13,167	1,487,476
Regeneron Pharmaceuticals, Inc.		1,197	695,098
			4,382,444

Broadline Retail - 2.8%
Amazon.com, Inc. (a)		38,567	8,831,843

Building Products - 0.6%
Johnson Controls International PLC		8,379	895,631
Trane Technologies PLC		2,394	994,947
			1,890,578

Capital Markets - 3.1%
Bank of New York Mellon Corp.		5,985	632,016
Blackrock, Inc.		864	973,849
Charles Schwab Corp.		17,955	1,720,807
CME Group, Inc.		3,591	957,038
Goldman Sachs Group, Inc.		1,197	892,064
Intercontinental Exchange, Inc.		4,788	845,561
Moody's Corp.		1,197	610,183
Morgan Stanley		7,182	1,080,747
Nasdaq, Inc.		7,182	680,423
S&P Global, Inc.		2,394	1,312,965
			9,705,653

Chemicals - 0.9%
Corteva, Inc.		9,576	710,443
Ecolab, Inc.		3,591	994,851
Linde PLC		2,394	1,145,026
			2,850,320

Commercial Services & Supplies - 0.9%
Cintas Corp.		4,788	1,005,624
Republic Services, Inc.		3,591	840,186
Waste Management, Inc.		4,788	1,083,955
			2,929,765

Communications Equipment - 1.7%
Arista Networks, Inc. (a)		11,970	1,634,504
Cisco Systems, Inc.		40,698	2,811,825
Motorola Solutions, Inc.		1,864	880,665
			5,326,994

Consumer Finance - 0.7%
American Express Co.		3,591	1,189,627
Capital One Financial Corp.		4,788	1,087,929
			2,277,556

Consumer Staples Distribution & Retail - 2.8%
Costco Wholesale Corp.		3,343	3,153,519
Kroger Co.		8,379	568,431
Walmart, Inc.		52,668	5,107,743
			8,829,693

Diversified Telecommunication Services - 0.3%
AT&T, Inc.		19,152	560,962
Verizon Communications, Inc.		7,182	317,660
			878,622

Electric Utilities - 1.2%
Constellation Energy Corp.		2,394	737,304
Duke Energy Corp.		9,576	1,172,964
Exelon Corp.		19,152	836,560
Southern Co.		10,773	994,348
			3,741,176

Electrical Equipment - 0.9%
AMETEK, Inc.		3,591	663,617
Eaton Corp. PLC		2,394	835,841
GE Vernova, Inc.		2,394	1,467,450
			2,966,908

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. - Class A		14,364	1,563,665

Entertainment - 1.1%
Netflix, Inc. (a)		2,394	2,892,551
Walt Disney Co.		4,788	566,803
			3,459,354

Financial Services - 5.1%
Berkshire Hathaway, Inc. - Class B (a)		17,955	9,031,006
Fiserv, Inc. (a)		3,591	496,204
Mastercard, Inc. - Class A		7,182	4,275,373
Visa, Inc. - Class A		6,600	2,321,748
			16,124,331

Ground Transportation - 1.5%
CSX Corp.		26,334	856,118
Norfolk Southern Corp.		2,394	670,272
Uber Technologies, Inc. (a)		21,546	2,019,938
Union Pacific Corp.		5,985	1,338,066
			4,884,394

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories		15,561	2,064,322
Becton Dickinson & Co.		2,394	461,994
Boston Scientific Corp. (a)		13,167	1,389,119
Edwards Lifesciences Corp. (a)		5,985	486,820
Intuitive Surgical, Inc. (a)		2,394	1,133,068
Medtronic PLC		13,167	1,222,029
Stryker Corp.		1,197	468,518
			7,225,870

Health Care Providers & Services - 2.3%
Cardinal Health, Inc.		3,591	534,269
Cencora, Inc.		2,394	698,114
Cigna Group		2,394	720,283
CVS Health Corp.		11,970	875,606
Elevance Health, Inc.		1,815	578,350
HCA Healthcare, Inc.		2,394	967,080
McKesson Corp.		1,197	821,908
UnitedHealth Group, Inc.		7,182	2,225,486
			7,421,096

Hotels, Restaurants & Leisure - 3.0%
Booking Holdings, Inc.		437	2,446,785
Chipotle Mexican Grill, Inc. (a)		27,531	1,160,156
DoorDash, Inc. - Class A (a)		8,379	2,054,950
McDonald's Corp.		5,985	1,876,537
Royal Caribbean Cruises Ltd.		5,339	1,939,231
			9,477,659

Household Products - 0.8%
Procter & Gamble Co.		16,758	2,631,676

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.		4,788	905,459

Industrial Conglomerates - 0.3%
Honeywell International, Inc.		4,788	1,050,966

Insurance - 2.0%
Allstate Corp.		3,591	730,589
Aon PLC - Class A		1,197	439,299
Arch Capital Group Ltd.		4,788	438,246
Chubb Ltd.		3,591	987,776
Hartford Insurance Group, Inc.		3,591	475,125
Marsh & McLennan Cos., Inc.		3,591	739,064
MetLife, Inc.		5,985	486,939
Progressive Corp.		5,985	1,478,654
Travelers Cos., Inc.		2,394	649,995
			6,425,687

Interactive Media & Services - 10.0%
Alphabet, Inc. - Class A		79,002	16,820,316
Meta Platforms, Inc. - Class A		20,129	14,869,292
			31,689,608

IT Services - 0.8%
Accenture PLC - Class A		4,788	1,244,736
International Business Machines Corp.		4,788	1,165,830
			2,410,566

Life Sciences Tools & Services - 0.6%
Danaher Corp.		3,591	739,099
Thermo Fisher Scientific, Inc.		2,394	1,179,572
			1,918,671

Machinery - 0.7%
Caterpillar, Inc.		2,394	1,003,182
Deere & Co.		1,197	572,932
Parker-Hannifin Corp.		984	747,200
			2,323,314

Media - 0.2%
Charter Communications, Inc. - Class A (a)		1,197	317,899
Comcast Corp. - Class A		8,379	284,635
			602,534

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.		15,561	690,909
Newmont Corp.		16,758	1,246,795
			1,937,704

Multi-Utilities - 0.3%
Consolidated Edison, Inc.		8,379	823,069

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.		5,985	961,191
ConocoPhillips		13,167	1,303,138
EOG Resources, Inc.		5,985	747,048
Exxon Mobil Corp.		32,319	3,693,738
Kinder Morgan, Inc.		22,743	613,606
Williams Cos., Inc.		13,167	762,106
			8,080,827

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.		17,955	847,117
Eli Lilly & Co.		2,394	1,753,797
Johnson & Johnson		19,152	3,393,160
Merck & Co., Inc.		25,137	2,114,524
Pfizer, Inc.		55,062	1,363,335
			9,471,933

Professional Services - 0.5%
Automatic Data Processing, Inc.		3,591	1,091,844
Verisk Analytics, Inc.		2,394	641,879
			1,733,723

Real Estate - 1.4%
American Tower Corp.		4,788	976,034
Equinix, Inc.		928	729,584
Public Storage		2,394	705,249
Realty Income Corp.		11,970	703,357
Welltower, Inc.		7,182	1,208,587
			4,322,811

Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A (a)		4,788	776,231

Semiconductors & Semiconductor Equipment - 14.0%
Advanced Micro Devices, Inc. (a)		10,773	1,752,013
Analog Devices, Inc.		2,394	601,636
Applied Materials, Inc.		7,182	1,154,578
Broadcom, Inc.		39,821	11,842,367
KLA Corp.		958	835,376
Lam Research Corp.		10,773	1,078,916
Micron Technology, Inc.		10,773	1,282,095
NVIDIA Corp.		135,208	23,550,530
QUALCOMM, Inc.		8,379	1,346,757
Texas Instruments, Inc.		4,788	969,474
			44,413,742

Software - 11.3%
Adobe, Inc. (a)		3,591	1,280,910
Autodesk, Inc. (a)		3,022	951,023
Fortinet, Inc. (a)		8,379	660,014
Intuit, Inc.		3,038	2,026,346
Microsoft Corp.		40,698	20,621,270
Oracle Corp.		15,561	3,518,809
Palantir Technologies, Inc. - Class A (a)		22,743	3,564,055
Roper Technologies, Inc.		1,197	629,993
Salesforce, Inc.		5,985	1,533,656
ServiceNow, Inc. (a)		1,197	1,098,200
			35,884,276

Specialty Retail - 3.2%
AutoZone, Inc. (a)		427	1,792,772
Home Depot, Inc.		9,576	3,895,230
O'Reilly Automotive, Inc. (a)		19,152	1,985,679
TJX Cos., Inc.		17,955	2,452,833
			10,126,514

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.		45,759	10,622,494

Tobacco - 1.2%
Altria Group, Inc.		15,561	1,045,855
Philip Morris International, Inc.		16,758	2,800,764
			3,846,619

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.		3,591	904,896
TOTAL COMMON STOCKS (Cost $310,422,139)			315,658,916

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%		Shares	Value
First American Government Obligations Fund - Class X, 4.22%(b)		923,630	923,630
TOTAL MONEY MARKET FUNDS (Cost $923,630)			923,630

TOTAL INVESTMENTS - 100.0% (Cost $311,345,769)			316,582,546
Other Assets in Excess of Liabilities - 0.0% (c)			73,068
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$316,655,614
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Managed Risk ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$315,658,916	$–	$–	$315,658,916
Money Market Funds	923,630	–	–	923,630
Total Investments	$316,582,546	$–	$–	$316,582,546

Refer to the Schedule of Investments for further disaggregation of investment categories.